As filed with the Securities and Exchange Commission on March 31, 2023
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
☒
Post-Effective Amendment No. 27
☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 29
☒

HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
☐
immediately upon filing pursuant to paragraph (b)
☒
on April 6, 2023 pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
☐
on     pursuant to paragraph (a)(1)
☐
75 days after filing pursuant to paragraph (a)(2)
☐
on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of the Harbor Small Cap Explorer ETF

Explanatory Note
The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 24 under the Securities Act of 1933 until April 6, 2023. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 24 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940, filed on January 17, 2023, are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on March 31, 2023.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	March 31, 2023
/s/ John M. Paral John M. Paral	Treasurer	March 31, 2023
/s/ Scott M. Amero* Scott M. Amero	Trustee	March 31, 2023
/s/ Donna J. Dean* Donna J. Dean	Trustee	March 31, 2023
/s/ Robert Kasdin* Robert Kasdin	Trustee	March 31, 2023
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	March 31, 2023
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	March 31, 2023
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	March 31, 2023
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	March 31, 2023
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: March 31, 2023
* Pursuant to Powers of Attorney dated December 15, 2022 filed with Post-Effective Amendment No. 23 on January 10, 2023.